Variable Interest Entities (Tables)	9 Months Ended
Dec. 31, 2020
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
Information about VIEs (consolidated and
non-consolidated)
for the Company and its subsidiaries are as follows:

1.	Consolidated VIEs
March 31, 2020

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,546	2	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	80,385	17,941	21,970	5,153
(d) VIEs for corporate rehabilitation support business	465	9	0	0
(e) VIEs for investment in securities	82,098	28	0	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	267,548	159,181	267,548	0
(g) VIEs for securitization of loan receivable originated by third parties	2,358	3,037	2,358	0
(h) VIEs for power generation projects	393,797	284,772	355,107	40,111
(i) Other VIEs	163,948	66,411	141,988	0

Total	¥993,145	¥531,381	¥788,971	¥45,264

December 31, 2020

	Millions of yen
Types of VIEs	Total assets*1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for liquidating customer assets	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate and real estate development projects for customers	2,031	0	0	0
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	62,658	12,500	18,078	4,543
(d) VIEs for corporate rehabilitation support business	398	10	0	0
(e) VIEs for investment in securities	80,142	169	32	0
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	299,184	181,030	299,184	0
(g) VIEs for securitization of loan receivable originated by third parties	443	920	443	0
(h) VIEs for power generation projects	392,540	279,142	365,182	33,993
(i) Other VIEs	167,309	66,323	139,189	0

Total	¥1,004,705	¥540,094	¥822,108	¥38,536

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2020

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥8,508	¥0	¥991	¥991
(b) VIEs for acquisition of real estate and real estate development projects for customers	51,746	0	4,542	4,542
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,820,403	0	55,645	72,527
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	0	0	0	0
(g) VIEs for securitization of loan receivable originated by third parties	1,239,325	0	15,663	15,668
(h) VIEs for power generation projects	25,037	0	1,719	1,719
(i) Other VIEs	200,325	2,837	10,523	13,476

Total	¥5,345,344	¥2,837	¥89,083	¥108,923

December 31, 2020

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for liquidating customer assets	¥65,507	¥1,495	¥991	¥2,486
(b) VIEs for acquisition of real estate and real estate development projects for customers	335,942	12,631	4,496	17,487
(c) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(d) VIEs for corporate rehabilitation support business	0	0	0	0
(e) VIEs for investment in securities	3,523,298	0	53,076	70,107
(f) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	775	0	2	2
(g) VIEs for securitization of loan receivable originated by third parties	1,593,913	0	18,922	18,925
(h) VIEs for power generation projects	24,690	0	1,710	1,710
(i) Other VIEs	335,970	2,672	9,837	12,509

Total	¥5,880,095	¥16,798	¥89,034	¥123,226

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.